Inventory	12 Months Ended
Dec. 31, 2024
Inventory [Abstract]
INVENTORY	NOTE 7 – INVENTORY
	December 31
	2024	2023
Composition:

Raw materials	1,803	1,205
Products in process	800	1,032
Finished goods	512	245
	3,115	2,482